Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Showing Calculation Of Basic And Diluted Earnings Per Share

The following table presents the calculation of basic and diluted earnings per share for the years ended December 31, 2012, 2011, and 2010.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010

Income available to common shareholders	$76,395	$53,538	$48,826
Distributed and undistributed earnings to unvested restricted stock	(1,443)	(988)	(981)

Distributed and undistributed earnings to common shareholders - Basic	74,952	52,550	47,845
Undistributed earnings reallocated to unvested restricted stock	6	21	10

Distributed and undistributed earnings to common shareholders - Diluted	$74,958	$52,571	$47,855

Weighted average shares outstanding - Basic (1)	29,454,084	28,500,420	25,681,266
Weighted average shares outstanding - Diluted	28,957,696	28,141,300	25,394,120

Earnings per common share - Basic	$2.59	$1.88	$1.90

Earnings per common share - Diluted	$2.59	$1.87	$1.88
Earnings per unvested restricted stock share - Basic	$2.61	$2.04	$1.97
Earnings per unvested restricted stock share - Diluted	$2.60	$2.00	$1.95

(1)	Weighted average basic shares outstanding include 552,609, 484,361, and 498,692 shares of unvested restricted stock for the years ended December 31, 2012, 2011, and 2010, respectively.

Schedule Of Basic Earnings Per Common Share

Additional information on the Company’s basic earnings per common share is shown in the following table.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010

Distributed earnings to common shareholders	$39,349	$38,681	$35,772
Undistributed earnings to common shareholders	35,603	13,869	12,073

Total earnings to common shareholders	$74,952	$52,550	$47,845

Distributed earnings to unvested restricted stock	$758	$727	$733
Undistributed earnings to unvested restricted stock	685	261	248

Total earnings allocated to restricted stock	$1,443	$988	$981

Distributed earnings per common share	$1.36	$1.38	$1.42
Undistributed earnings per common share	1.23	.50	.48

Total earnings per common share - Basic	$2.59	$1.88	$1.90

Distributed earnings per unvested restricted stock share	$1.37	$1.50	$1.47
Undistributed earnings per unvested restricted stock share	1.24	0.54	0.50

Total earnings per unvested restricted stock share - Basic	$2.61	$2.04	$1.97